Fair values of financial assets and financial liabilities - Reconciliation of non-market observables (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Day one profit or loss
Closing balance of unrecognised day one profit (loss)	$ 2	$ 1
At fair value | Level 3
Assets
Balance at the beginning of the year	475	509
Gains/(losses) on assets / (gains)/losses on liabilities recognised in:
Income statements	1	(29)
OCI	25	(11)
Acquisition and issues	13	261
Disposal and settlements	(17)	(236)
Transfer into or out of non-market observables	(1)	(20)
Foreign currency translation impacts	2	1
Balance at the end of the year	498	475
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of period	1	5
Liabilities
Balance at the beginning of the year	5	15
Gains/(losses) on assets / (gains)/losses on liabilities recognised in:
Income statements	7	2
Acquisition and issues	14	308
Disposal and settlements	(3)	(311)
Transfer into or out of non-market observables	(19)	(9)
Balance at the end of the year	4	5
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of period	(2)	1
At fair value | Level 3 | Derivative financial instruments
Liabilities
Balance at the beginning of the year	5	15
Gains/(losses) on assets / (gains)/losses on liabilities recognised in:
Income statements	7	2
Acquisition and issues	14	308
Disposal and settlements	(3)	(311)
Transfer into or out of non-market observables	(19)	(9)
Balance at the end of the year	4	5
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of period	(2)	1
At fair value | Level 3 | Trading securities and financial assets measured at FVIS
Assets
Balance at the beginning of the year	6	27
Gains/(losses) on assets / (gains)/losses on liabilities recognised in:
Income statements		(1)
Acquisition and issues	8	9
Disposal and settlements	(12)	(11)
Transfer into or out of non-market observables		(18)
Balance at the end of the year	2	6
At fair value | Level 3 | Investment securities
Assets
Balance at the beginning of the year	447	441
Gains/(losses) on assets / (gains)/losses on liabilities recognised in:
OCI	25	(11)
Acquisition and issues	1	21
Disposal and settlements	(1)	(5)
Foreign currency translation impacts	3	1
Balance at the end of the year	475	447
At fair value | Level 3 | Other
Assets
Balance at the beginning of the year	22	41
Gains/(losses) on assets / (gains)/losses on liabilities recognised in:
Income statements	1	(28)
Acquisition and issues	4	231
Disposal and settlements	(4)	(220)
Transfer into or out of non-market observables	(1)	(2)
Foreign currency translation impacts	(1)
Balance at the end of the year	21	22
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of period	1	5
Parent Entity
Day one profit or loss
Closing balance of unrecognised day one profit (loss)	2	1
Parent Entity | At fair value | Level 3
Assets
Balance at the beginning of the year	218	257
Gains/(losses) on assets / (gains)/losses on liabilities recognised in:
Income statements	1	(29)
OCI	10	(13)
Acquisition and issues	11	253
Disposal and settlements	(14)	(231)
Transfer into or out of non-market observables	(1)	(20)
Foreign currency translation impacts	3	1
Balance at the end of the year	228	218
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of period	1	5
Liabilities
Balance at the beginning of the year	5	15
Gains/(losses) on assets / (gains)/losses on liabilities recognised in:
Income statements	7	2
Acquisition and issues	14	308
Disposal and settlements	(3)	(311)
Transfer into or out of non-market observables	(19)	(9)
Balance at the end of the year	4	5
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of period	(2)	1
Parent Entity | At fair value | Level 3 | Derivative financial instruments
Liabilities
Balance at the beginning of the year	5	15
Gains/(losses) on assets / (gains)/losses on liabilities recognised in:
Income statements	7	2
Acquisition and issues	14	308
Disposal and settlements	(3)	(311)
Transfer into or out of non-market observables	(19)	(9)
Balance at the end of the year	4	5
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of period	(2)	1
Parent Entity | At fair value | Level 3 | Trading securities and financial assets measured at FVIS
Assets
Balance at the beginning of the year	5	26
Gains/(losses) on assets / (gains)/losses on liabilities recognised in:
Income statements		(1)
Acquisition and issues	8	9
Disposal and settlements	(11)	(11)
Transfer into or out of non-market observables		(18)
Balance at the end of the year	2	5
Parent Entity | At fair value | Level 3 | Investment securities
Assets
Balance at the beginning of the year	206	202
Gains/(losses) on assets / (gains)/losses on liabilities recognised in:
OCI	10	(13)
Acquisition and issues	1	16
Foreign currency translation impacts	3	1
Balance at the end of the year	220	206
Parent Entity | At fair value | Level 3 | Other
Assets
Balance at the beginning of the year	7	29
Gains/(losses) on assets / (gains)/losses on liabilities recognised in:
Income statements	1	(28)
Acquisition and issues	2	228
Disposal and settlements	(3)	(220)
Transfer into or out of non-market observables	(1)	(2)
Balance at the end of the year	6	7
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of period	$ 1	$ 5